Acquisitions Acquisitions (Selected data related to the acquisition of the Rogers Street Properties) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 14, 2011 Rogers Street Properties [Member]
Business Combination, Separately Recognized Transactions [Line Items]
Cash consideration paid for the Rogers Street Properties		$ 308,000
Cash acquired		(2,051)
Net cash paid by the Company to acquire the Rogers Street Properties	475,407	305,949
Fair-value of the Company's previously owned interest in the Rogers Street Properties		77,000
Less: carrying value of the Company's previously owned interest in the Rogers Street Properties		(72,321)
Gain on revaluation of acquired unconsolidated joint venture		4,679
Net liabilities assumed		(2,229)
Acquisition date fair-value of the Rogers Street Properties	$ 409,425	$ 385,178